Nature of Operations and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Nature of Operations and Summary of Significant Accounting Policies
Schedule of property plant and equipment estimated useful lives

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3 - 5 years, or lease term if less
Furniture and fixtures	7 years

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3 - 5 years, or lease term if less
Furniture and fixtures	7 years

Schedule of net loss per common share

	Three Months Ended
	March 31,	March 31,
	2015	2014
Net loss	$(3,164,487)	$(2,871,883)
Weighted average common shares outstanding	18,754,072	6,117,842
Net loss per common share – basic and diluted	$(0.17)	$(0.47)

	Year Ended
	December 31,	December 31,
	2014	2013
Net loss	$(15,709,782)	$(13,965,019)
Less: Cumulative unpaid preferred stock dividends	(48,409)	—
Net Loss attributable to common stockholders	(15,758,191)	(13,965,019)
Weighted average common shares outstanding	11,337,482	3,897,081
Net loss per common share – basic and diluted	$(1.39)	$(3.58)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	As of
	March 31,	March 31,
	2015	2014
Stock Options	2,868,140	752,167
Warrants	11,745,052	1,209,462
	14,613,192	1,961,629

	As of
	December 31,	December 31,
	2014	2013
Convertible Preferred Stock	2,229,702	-
Stock Options	2,703,587	827,543
Warrants	8,903,348	407,904
	13,836,637	1,235,447